Equity (Details)						1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 25, 2025 USD ($) $ / shares shares	Feb. 06, 2025 shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 22, 2025 USD ($) $ / shares shares	Dec. 06, 2024 USD ($) $ / shares shares	May 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 23, 2024 $ / shares	Dec. 14, 2024 shares	Dec. 01, 2024 $ / shares	Feb. 06, 2023 $ / shares shares
Equity [Line Items]
Preferred stock, shares authorized								5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized								245,000,000			245,000,000	70,000,000	70,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued								25,656,628			25,656,628	6,421,829	13,165,152
Common stock, shares outstanding								25,482,270			25,482,270	6,421,829	12,990,794
Investor’s percentage											120.00%
Warrant to purchase (in Dollars) | $					$ 20,000,000
Number of votes												1
Public Warrants [Member]
Equity [Line Items]
Warrants outstanding								5,750,000			5,750,000		5,750,000
Number of securities								1			1
Class of warrant (in Dollars per share) | $ / shares								$ 11.5			$ 11.5
Private Warrants [Member]
Equity [Line Items]
Warrants outstanding								230,750			230,750		230,750
Warrant [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $					$ 30,000,000
First Tranche Warrant [Member]
Equity [Line Items]
Class of warrant (in Dollars per share) | $ / shares					$ 10
Warrant to purchase (in Dollars) | $					$ 10,000,000
Number of shares issuable (in Dollars) | $					$ 10,000,000
Class of warrant or right					110.00%
Class of warrant or right, issuable					1,100,000
ATW Warrants [Member]
Equity [Line Items]
Class of warrant (in Dollars per share) | $ / shares					$ 10
Number Of tranches					2
Second Tranche Warrant [Member]
Equity [Line Items]
Class of warrant or right, issuable					2,140,000
First Tranche ATW Warrants [Member]
Equity [Line Items]
Class of warrant (in Dollars per share) | $ / shares					$ 10
Number of shares issuable (in Dollars) | $					$ 10,000,000
Class of warrant or right					110.00%
Sale of stock (in Dollars) | $					$ 1,100,000
Second Tranche ATW Warrants [Member]
Equity [Line Items]
Class of warrant or right, issuable					2,140,000
Board of Directors [Member]
Equity [Line Items]
Sale of common stock		125,000
Roth Ch Acquisition Co [Member] | Public Warrants [Member]
Equity [Line Items]
Warrants outstanding													5,750,000
Number of securities													1
Class of warrant (in Dollars per share) | $ / shares													$ 11.5
Roth Ch Acquisition Co [Member] | Private Warrants [Member]
Equity [Line Items]
Warrants outstanding													230,750
Number of securities													1
Class of warrant (in Dollars per share) | $ / shares													$ 11.5
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized								5,000,000			5,000,000		5,000,000				10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001			$ 0.0001			$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized								245,000,000			245,000,000		70,000,000		70,000,000		190,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.001
Common stock, shares issued								25,656,628			25,656,628	6,421,829	13,165,152
Common stock, shares outstanding								25,482,270			25,482,270		12,990,794
Common stock voting rights											one
Sale of common stock								11,531,476	835,000	3,546		462,437	3,546
Minimum [Member] | ATW Warrants [Member]
Equity [Line Items]
Sale of stock (in Dollars) | $					$ 30,000,000
Minimum [Member] | First Tranche ATW Warrants [Member]
Equity [Line Items]
Sale of stock (in Dollars) | $					10,000,000
Maximum [Member] | Second Tranche ATW Warrants [Member]
Equity [Line Items]
Sale of stock (in Dollars) | $					$ 20,000,000
Founder Shares [Member] | Roth Ch Acquisition Co [Member]
Equity [Line Items]
Sale of common stock													167,234
Price Per Share (in Dollars per share) | $ / shares													$ 4.72
Sale of stock (in Dollars) | $													$ 788,900
A&R EPFA [Member]
Equity [Line Items]
Sale of common stock	20,000		15,000	800,000		1,181,026	523,257				9,827,193
Price Per Share (in Dollars per share) | $ / shares	$ 2.28		$ 2.67	$ 2.64
Aggregate amount (in Dollars) | $	$ 45,600		$ 40,042	$ 2,112,800		$ 658,406	$ 429,849				$ 5,127,096
Weighted average price per share (in Dollars per share) | $ / shares						$ 0.56	$ 0.82				$ 0.52
Equity Purchase Facility Agreement [Member]
Equity [Line Items]
Common stock, shares authorized					250,000,000
Aggregate amount (in Dollars) | $											$ 75,000,000
Equity Purchase Facility Agreement [Member] | Maximum [Member]
Equity [Line Items]
Aggregate amount (in Dollars) | $					$ 75,000,000
Equity Purchase Facility Agreement [Member] | Founder Shares [Member]
Equity [Line Items]
Sale of common stock													550,000
Price Per Share (in Dollars per share) | $ / shares													$ 9.42
Sale of stock (in Dollars) | $													$ 5,181,000
Advisory Agreement [Member]
Equity [Line Items]
Sale of common stock													575,000
Price Per Share (in Dollars per share) | $ / shares													$ 9.88
Sale of stock (in Dollars) | $													$ 5,681,000